Annual Total Returns[BarChart] - Invesco SP 500 Value with Momentum ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.93%	33.00%	10.46%	(5.20%)	23.88%	13.98%	(8.59%)	29.40%	(3.12%)